CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands		Sep. 30, 2016	Dec. 31, 2015
Current Assets
Cash and Cash Equivalents		$ 3,667	$ 5,339
Accounts Receivable, net		2,215	3,975
Prepaid Expenses		1,273	385
Inventory		1,441	794
Other Current Assets		974	4,072
Total Current Assets		9,570	14,565
NON-CURRENT ASSETS
Vessels, Net		371,187	313,642
Deposit on Contracts for Vessels		0	7,993
Total Non-current Assets		371,187	321,635
Total Assets		380,757	336,201
Current Liabilities
Accounts Payable		497	641
Accounts Payable, Related Party		633	596
Accrued Liabilities		2,192	5,286
Taxes Payable		997	1,212
Total Current Liabilities		4,319	7,735
Long-term Debt	[1]	131,103	45,834
Other Non-current Liabilities		685	1,775
Total Non-current Liabilities		131,788	47,609
Commitments and Contingencies
SHAREHOLDERS' EQUITY
Preferred shares, par value $0.01 per Share, 50,000,000 and 50,000,000 shares authorized, none issued at September 30, 2016 and December 31, 2015, respectively		0	0
Common shares, par value $0.01 per Share; 200,000,000 and 200,000,000 shares authorized, 23,431,370 issued and 20,686,847 outstanding at September 30, 2016 and 23,431,370 shares issued and 22,560,531 outstanding at December 31, 2015.		234	234
Additional Paid-in Capital		277,578	291,467
Accumulated Deficit		(33,162)	(10,844)
Total Shareholders' Equity		244,650	280,857
Total Liabilities and Shareholders' Equity		$ 380,757	$ 336,200

[1]	Debt consists of outstanding amounts on our Credit Facility less unamortized deferred financing cost. Outstanding amounts on our Credit Facility were $132,000 and $47,000 as of September 30, 2016 and December 31, 2015, respectively. Please see note 2 to these Condensed Consolidated Financial Statements describing the effects of the accounting principle change covering the deferred financing cost.